Shareholders' Equity (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Equity
Total number of common shares held as treasury stock	77,279	77,279
Total carrying amount of treasury stock	$ 2,643	$ 2,643